Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Cash and cash equivalents

5. Cash and cash equivalents

	As of	As of
	June 30, 2026	December 31, 2025
Cash on hand and petty cash	$1,412	$3,517
Checking accounts and demand deposits	593,601	94,152
	$595,013	$97,669

The following table sets forth the breakdown of cash and cash equivalents by original currency as of June 30, 2026 and December 31, 2025:

	As of	As of
	June 30, 2026	December 31, 2025
Original currency
NTD	$546,668	$49,913
EUR	44	1,452
USD	47,453	36,170
RMB	848	10,134
	$595,013	$97,669

a) The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

b) No cash and cash equivalents of the Group were pledged to others.